FAIR VALUE MEASUREMENTS 3 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	$ 655		$ 614
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	109		117
Nuclear decomissioning trusts - Municipal debt securities	129		111
Nuclear decommissioning trusts - Other debt securities	207		153
Nuclear decommissioning trusts - Total debt securities	445		381
Total nuclear decommissioning trusts	1,100	[1]	995	[1]
Interest rate instruments, assets	48		56
Commodity contracts subject to rate recovery, assets	122		133
Commodity contracts not subject to rate recovery, assets	33		23
Assets fair value disclosure, total	1,303		1,207
Interest rate instruments, liabilities	155		117
Commodity contracts subject to rate recovery, liabilities	8		7
Commodity contracts not subject to rate recovery, liabilities	16		13
Liabilities fair value disclosure, total	179		137
San Diego Gas and Electric Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	655		614
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	109		117
Nuclear decomissioning trusts - Municipal debt securities	129		111
Nuclear decommissioning trusts - Other debt securities	207		153
Nuclear decommissioning trusts - Total debt securities	445		381
Total nuclear decommissioning trusts	1,100	[1]	995	[1]
Commodity contracts subject to rate recovery, assets	119		130
Commodity contracts not subject to rate recovery, assets			1
Assets fair value disclosure, total	1,219		1,126
Interest rate instruments, liabilities	47		55
Commodity contracts subject to rate recovery, liabilities	15		12
Commodity contracts not subject to rate recovery, liabilities	0
Liabilities fair value disclosure, total	62		67
Southern California Gas Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts subject to rate recovery, assets	3		3
Commodity contracts not subject to rate recovery, assets			2
Assets fair value disclosure, total	3		5
Commodity contracts subject to rate recovery, liabilities	1		1
Commodity contracts not subject to rate recovery, liabilities	0
Liabilities fair value disclosure, total	1		1
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	655		614
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	62		59
Nuclear decomissioning trusts - Municipal debt securities	0		0
Nuclear decommissioning trusts - Other debt securities	0		0
Nuclear decommissioning trusts - Total debt securities	62		59
Total nuclear decommissioning trusts	717	[1]	673	[1]
Interest rate instruments, assets	0		0
Commodity contracts subject to rate recovery, assets	0		2
Commodity contracts not subject to rate recovery, assets	28		1
Assets fair value disclosure, total	745		676
Interest rate instruments, liabilities	0		0
Commodity contracts subject to rate recovery, liabilities	3		4
Commodity contracts not subject to rate recovery, liabilities	0		0
Liabilities fair value disclosure, total	3		4
Level 1 | San Diego Gas and Electric Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	655		614
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	62		59
Nuclear decomissioning trusts - Municipal debt securities	0		0
Nuclear decommissioning trusts - Other debt securities	0		0
Nuclear decommissioning trusts - Total debt securities	62		59
Total nuclear decommissioning trusts	717	[1]	673	[1]
Commodity contracts subject to rate recovery, assets	0		1
Commodity contracts not subject to rate recovery, assets			0
Assets fair value disclosure, total	717		674
Interest rate instruments, liabilities	0		0
Commodity contracts subject to rate recovery, liabilities	0		0
Commodity contracts not subject to rate recovery, liabilities	1
Liabilities fair value disclosure, total	1		0
Level 1 | Southern California Gas Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts subject to rate recovery, assets	0		1
Commodity contracts not subject to rate recovery, assets			0
Assets fair value disclosure, total	0		1
Commodity contracts subject to rate recovery, liabilities	0		0
Commodity contracts not subject to rate recovery, liabilities	2
Liabilities fair value disclosure, total	2		0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	0		0
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	47		58
Nuclear decomissioning trusts - Municipal debt securities	129		111
Nuclear decommissioning trusts - Other debt securities	207		153
Nuclear decommissioning trusts - Total debt securities	383		322
Total nuclear decommissioning trusts	383	[1]	322	[1]
Interest rate instruments, assets	48		56
Commodity contracts subject to rate recovery, assets	1		1
Commodity contracts not subject to rate recovery, assets	16		5
Assets fair value disclosure, total	448		384
Interest rate instruments, liabilities	155		117
Commodity contracts subject to rate recovery, liabilities	9		8
Commodity contracts not subject to rate recovery, liabilities	52		13
Liabilities fair value disclosure, total	216		138
Level 2 | San Diego Gas and Electric Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	0		0
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	47		58
Nuclear decomissioning trusts - Municipal debt securities	129		111
Nuclear decommissioning trusts - Other debt securities	207		153
Nuclear decommissioning trusts - Total debt securities	383		322
Total nuclear decommissioning trusts	383	[1]	322	[1]
Commodity contracts subject to rate recovery, assets	0		1
Commodity contracts not subject to rate recovery, assets			0
Assets fair value disclosure, total	383		323
Interest rate instruments, liabilities	47		55
Commodity contracts subject to rate recovery, liabilities	51		12
Commodity contracts not subject to rate recovery, liabilities	0
Liabilities fair value disclosure, total	98		67
Level 2 | Southern California Gas Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts subject to rate recovery, assets	1		0
Commodity contracts not subject to rate recovery, assets			0
Assets fair value disclosure, total	1		0
Commodity contracts subject to rate recovery, liabilities	1		1
Commodity contracts not subject to rate recovery, liabilities	0
Liabilities fair value disclosure, total	1		1
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	0		0
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	0		0
Nuclear decomissioning trusts - Municipal debt securities	0		0
Nuclear decommissioning trusts - Other debt securities	0		0
Nuclear decommissioning trusts - Total debt securities	0		0
Total nuclear decommissioning trusts	0	[1]	0	[1]
Interest rate instruments, assets	0		0
Commodity contracts subject to rate recovery, assets	107		99
Commodity contracts not subject to rate recovery, assets	0		0
Assets fair value disclosure, total	107		99
Interest rate instruments, liabilities	0		0
Commodity contracts subject to rate recovery, liabilities	0		0
Commodity contracts not subject to rate recovery, liabilities	0		0
Liabilities fair value disclosure, total	0		0
Level 3 | San Diego Gas and Electric Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	0		0
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	0		0
Nuclear decomissioning trusts - Municipal debt securities	0		0
Nuclear decommissioning trusts - Other debt securities	0		0
Nuclear decommissioning trusts - Total debt securities	0		0
Total nuclear decommissioning trusts	0	[1]	0	[1]
Commodity contracts subject to rate recovery, assets	107		99
Commodity contracts not subject to rate recovery, assets			0
Assets fair value disclosure, total	107		99
Interest rate instruments, liabilities	0		0
Commodity contracts subject to rate recovery, liabilities	0		0
Commodity contracts not subject to rate recovery, liabilities	0
Liabilities fair value disclosure, total	0		0
Level 3 | Southern California Gas Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts subject to rate recovery, assets	0		0
Commodity contracts not subject to rate recovery, assets			0
Assets fair value disclosure, total	0		0
Commodity contracts subject to rate recovery, liabilities	0		0
Commodity contracts not subject to rate recovery, liabilities	0
Liabilities fair value disclosure, total	0		0
Collateral Netted [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	0	[2]	0	[2]
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	0	[2]	0	[2]
Nuclear decomissioning trusts - Municipal debt securities	0	[2]	0	[2]
Nuclear decommissioning trusts - Other debt securities	0	[2]	0	[2]
Nuclear decommissioning trusts - Total debt securities	0	[2]	0	[2]
Total nuclear decommissioning trusts	0	[1],[2]	0	[1],[2]
Interest rate instruments, assets	0	[2]	0	[2]
Commodity contracts subject to rate recovery, assets	14	[2]	31	[2]
Commodity contracts not subject to rate recovery, assets	(11)	[2]	17	[2]
Assets fair value disclosure, total	3	[2]	48	[2]
Interest rate instruments, liabilities	0	[2]	0	[2]
Commodity contracts subject to rate recovery, liabilities	(4)	[2]	(5)	[2]
Commodity contracts not subject to rate recovery, liabilities	(36)	[2]	0	[2]
Liabilities fair value disclosure, total	(40)	[2]	(5)	[2]
Collateral Netted [Member] | San Diego Gas and Electric Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	0	[2]	0	[2]
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	0	[2]	0	[2]
Nuclear decomissioning trusts - Municipal debt securities	0	[2]	0	[2]
Nuclear decommissioning trusts - Other debt securities	0	[2]	0	[2]
Nuclear decommissioning trusts - Total debt securities	0	[2]	0	[2]
Total nuclear decommissioning trusts	0	[1],[2]	0	[1],[2]
Commodity contracts subject to rate recovery, assets	12	[2]	29	[2]
Commodity contracts not subject to rate recovery, assets			1	[2]
Assets fair value disclosure, total	12	[2]	30	[2]
Interest rate instruments, liabilities	0	[2]	0	[2]
Commodity contracts subject to rate recovery, liabilities	(36)	[2]	0	[2]
Commodity contracts not subject to rate recovery, liabilities	(1)	[2]
Liabilities fair value disclosure, total	(37)	[2]	0	[2]
Collateral Netted [Member] | Southern California Gas Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts subject to rate recovery, assets	2	[2]	2	[2]
Commodity contracts not subject to rate recovery, assets			2	[2]
Assets fair value disclosure, total	2	[2]	4	[2]
Commodity contracts subject to rate recovery, liabilities	0	[2]	0	[2]
Commodity contracts not subject to rate recovery, liabilities	(2)	[2]
Liabilities fair value disclosure, total	$ (2)	[2]	$ 0	[2]

[1]	Excludes cash balances and cash equivalents.
[2]	Includes the effect of the contractual ability to settle contracts under master netting agreements with cash collateral, as well as cash collateral not offset.